RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Schedule of Transactions with Key Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Total remuneration	$ 7,956	$ 3,767	$ 784
Paid in capacity as directors	3,530	1,678	377
Other remuneration	4,426	2,089	407
Total fixed remuneration	942	863	688
Cost of pension	24	22	24
Total variable remuneration	7,014	2,904	96
Share based payments	$ 7,014	$ 2,679	$ 96